United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | STIAX	B | SINBX	C | SINCX
	F | STFSX	Institutional | STISX	R6 | STILX

Federated Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	60.6%
Mortgage-Backed Securities[3]	14.6%
Foreign Government Securities	7.6%
U.S. Treasury Securities	4.4%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	1.2%
Asset-Backed Securities	0.8%
Derivative Contracts[4]	(0.2)%
Other Security Types[5]	4.4%
Cash Equivalents[6]	4.9%
Other Assets and Liabilities—Net[7]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of common stock, preferred stock and purchased options.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—4.5%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$143,911
1,250,000		Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,567,326
		TOTAL	1,711,237
		Basic Industry—Metals & Mining—0.1%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	234,409
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	176,322
		TOTAL	410,731
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	241,268
400,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	411,960
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	152,842
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	190,996
185,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	175,006
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	205,293
		TOTAL	1,377,365
		Capital Goods - Building Materials—0.0%
50,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	47,915
90,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	84,107
		TOTAL	132,022
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	114,195
		Capital Goods - Diversified Manufacturing—0.0%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	291,628
		Capital Goods - Packaging—0.0%
23,000		WestRock Co., Sr. Deb., 7.500%, 06/15/2027	22,998
		Communications - Cable & Satellite—0.1%
190,000		Charter Communications Operating LLC, 5.375%, 05/01/2047	177,100
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	185,388
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	282,983
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$200,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	$194,698
	TOTAL	840,169
	Communications - Media & Entertainment—0.1%
300,000	21st Century Fox America, Inc., 3.000%, 09/15/2022	294,755
165,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 02/15/2028	149,966
	TOTAL	444,721
	Communications - Telecom Wireless—0.1%
250,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	261,677
140,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 04/01/2048	141,714
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	200,915
130,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	129,862
	TOTAL	734,168
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	298,016
150,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	148,024
200,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.300%, 08/15/2058	193,368
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	180,632
227,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	223,301
	TOTAL	1,043,341
	Consumer Cyclical - Automotive—0.1%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	195,967
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	179,074
250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	237,349
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	117,001
	TOTAL	729,391
	Consumer Cyclical - Retailers—0.1%
300,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	309,439
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	179,451
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	179,230
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 05/15/2023	99,753
	TOTAL	767,873
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	197,987
450,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.150%, 08/22/2027	434,624
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	$197,636
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	75,107
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	197,260
	TOTAL	1,102,614
	Consumer Non-Cyclical - Food/Beverage—0.3%
200,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 04/15/2048	200,126
200,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	186,596
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	76,975
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	293,157
90,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	87,323
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	124,687
90,000	Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	90,927
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	134,393
250,000	PepsiCo, Inc., 2.750%, 04/30/2025	238,574
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	124,364
50,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	48,387
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	311,037
	TOTAL	1,916,546
	Consumer Non-Cyclical - Health Care—0.1%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	201,997
120,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 04/01/2027	117,861
	TOTAL	319,858
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	98,888
100,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	108,094
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	182,635
200,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	180,551
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	161,803
	TOTAL	731,971
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.0%
$200,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	$187,633
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	137,597
	Consumer Non-Cyclical - Tobacco—0.0%
190,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	179,043
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	124,945
	TOTAL	303,988
	Energy - Independent—0.1%
320,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	346,703
200,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	199,226
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	204,737
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	197,382
	TOTAL	948,048
	Energy - Integrated—0.0%
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	68,410
	Energy - Midstream—0.1%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	308,465
250,000	Enterprise Products Operating LLC, 3.900%, 02/15/2024	252,568
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	221,196
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	108,917
	TOTAL	891,146
	Energy - Oil Field Services—0.1%
200,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	203,000
200,000	Weatherford International Ltd., 5.125%, 09/15/2020	200,500
	TOTAL	403,500
	Financial Institution - Banking—0.9%
195,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	191,027
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 01/11/2023	297,530
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	494,999
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	194,557
200,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 04/25/2022	194,426
570,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	542,985
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	$270,688
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	389,368
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 03/14/2028	198,759
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	349,671
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	393,618
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	50,848
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 06/23/2024	148,048
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	586,896
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	194,250
500,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 01/20/2027	483,019
418,186	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	255,963
200,000		SunTrust Bank, Sub. Note, 3.300%, 05/15/2026	190,660
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	325,141
200,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	191,371
		TOTAL	5,943,824
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	193,134
		Financial Institution - Finance Companies—0.1%
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	193,877
300,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	287,848
		TOTAL	481,725
		Financial Institution - Insurance - Life—0.2%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	202,044
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	201,872
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	308,296
300,000		Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	301,202
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	152,936
180,000		Pacific Life Insurance Co, Sub. Note, Series 144A, 4.300%, 10/24/2067	160,766
		TOTAL	1,327,116
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	308,269
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$200,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	$203,527
	TOTAL	511,796
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	187,172
	Financial Institution - REIT - Healthcare—0.1%
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	190,521
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	94,253
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	97,706
	TOTAL	382,480
	Financial Institution - REIT - Office—0.0%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	87,887
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	48,529
	TOTAL	136,416
	Financial Institution - REIT - Other—0.1%
335,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	340,523
	Financial Institution - REIT - Retail—0.0%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	181,637
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 03/15/2028	79,602
	TOTAL	261,239
	Technology—0.2%
200,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	197,793
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	105,847
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	61,101
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	120,734
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	345,140
300,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	296,841
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	194,310
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	83,261
	TOTAL	1,405,027
	Transportation - Railroads—0.0%
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 05/01/2048	197,962
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Services—0.1%
$200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.950%, 03/10/2025	$199,222
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	137,096
	TOTAL	336,318
	Utility - Electric—0.4%
400,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	405,998
200,000	EDP Finance BV, Sr. Unsecured Note, Series 144A, 3.625%, 07/15/2024	195,606
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	395,100
200,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	190,668
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	307,990
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	137,856
140,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	139,421
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	107,244
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	63,985
350,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	338,185
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	306,724
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	235,932
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	137,850
	TOTAL	2,962,559
	Utility - Natural Gas—0.0%
200,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	189,426
120,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	121,489
	TOTAL	310,915
	TOTAL CORPORATE BONDS (IDENTIFIED COST $31,103,058)	30,609,356
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
	Agency Commercial Mortgage-Backed Securities—0.7%
1,000,000	Federal Home Loan Mortgage Corp., K053, Class A2, 2.995%, 12/25/2025	977,741
1,225,000	Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	1,175,525
2,000,000	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	2,009,315
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$390,000		FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	$385,476
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,663,517)	4,548,057
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
		Commercial Mortgage—1.3%
810,000		Bank 2018-BN12, Class A4, 4.211%, 05/15/2061	850,611
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,606,800
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,089,378
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,001,514
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	591,667
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,476,923
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,020,182
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,873,797)	8,637,075
		COMMON STOCKS—4.3%
		Auto Components—0.3%
43,773	[1]	American Axle & Manufacturing Holdings, Inc.	692,489
38,221		Goodyear Tire & Rubber Co.	933,739
3,365		Lear Corp.	666,270
		TOTAL	2,292,498
		Chemicals—0.1%
30,180	[1]	Axalta Coating Systems Ltd.	938,900
		Commercial Services & Supplies—0.2%
15,215		Multi-Color Corp.	1,055,921
		Communications Equipment—0.1%
22,837	[1]	CommScope Holdings Co., Inc.	669,581
		Containers & Packaging—0.7%
56,860		Ardagh Group SA	987,658
18,790	[1]	Crown Holdings, Inc.	814,359
68,498		Graphic Packaging Holding Co.	991,851
49,786	[1]	Owens-Illinois, Inc.	926,019
16,033		WestRock Co.	944,023
		TOTAL	4,663,910
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—0.4%
14,815	[1]	Anixter International, Inc.	$907,419
11,553		CDW Corp.	924,817
41,460	[1]	TTM Technologies	747,524
		TOTAL	2,579,760
		Equity Real Estate Investment Trusts (REITs)—0.2%
28,625		Gaming and Leisure Properties, Inc.	1,004,737
		Food & Staples Retailing—0.2%
27,019	[1]	US Foods Holding Corp.	964,038
		Food Products—0.3%
32,135		B&G Foods, Inc., Class A	904,600
11,505	[1]	Post Holdings, Inc.	884,390
		TOTAL	1,788,990
		Gas Utilities—0.2%
46,626		Suburban Propane Partners LP	1,091,515
		Hotels Restaurants & Leisure—0.1%
20,580	[1]	Eldorado Resorts, Inc.	930,216
		Household Durables—0.1%
40,075		Newell Brands, Inc.	944,968
		Media—0.4%
32,250	[1]	Altice USA, Inc., Class A	630,810
63,845		Entercom Communication Corp.	437,338
38,195	[1]	Gray Television, Inc.	420,145
22,920		Sinclair Broadcast Group, Inc.	628,008
382,580	[1]	Urban One, Inc.	784,289
		TOTAL	2,900,590
		Metals & Mining—0.1%
32,480		Teck Resources Ltd., Class B	882,482
		Oil Gas & Consumable Fuels—0.3%
30,010		Enviva Partners, LP	909,303
55,055	[1]	WPX Energy, Inc.	1,002,552
		TOTAL	1,911,855
		Paper & Forest Products—0.0%
4,539	[1]	Clearwater Paper Corp.	109,163
		Pharmaceuticals—0.2%
7,967	[1]	Mallinckrodt PLC	134,244
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Pharmaceuticals—continued
27,360	[1]	Prestige Brands Holdings, Inc.	$914,645
		TOTAL	1,048,889
		Specialty Retail—0.1%
59,477	[1]	Party City Holdco, Inc.	874,312
		Technology Hardware Storage & Peripherals—0.2%
30,740	[1]	Diebold Nixdorf, Inc.	353,510
23,965	[1]	NCR Corp.	721,346
		TOTAL	1,074,856
		Textiles Apparel & Luxury Goods—0.1%
52,505		Hanesbrands, Inc.	957,166
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,842,755)	28,684,347
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURY—4.1%
$3,000,000		United States Treasury Note, 2.250%, 03/31/2020	2,990,983
5,000,000		United States Treasury Note, 2.750%, 02/15/2028	4,953,049
10,000,000		United States Treasury Note, 2.750%, 05/31/2023	10,040,234
9,232,240		U.S. Treasury Inflation-Protected Note, 1.375%, 01/15/2020	9,371,530
		TOTAL U.S. TREASURY (IDENTIFIED COST $27,372,606)	27,355,796
		PURCHASED CALL OPTIONS—0.0%
14,100,000		Barclays GBP CALL/USD PUT, Notional Amount $14,100,000, Exercise Price $1.41, Expiration Date 8/7/2018	10,166
10,000,000		JPM USD CALL/JPY PUT, Notional Amount $10,000,000, Exercise Price $111.00, Expiration Date 7/20/2018	28,540
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $98,464)	38,706
		PURCHASED PUT OPTIONS—0.0%
13,200,000		Barclays GBP PUT/USD CALL, Notional Amount $13,200,000, Exercise Price $1.32, Expiration Date 8/7/2018	118,127
23,000,000		CITI EUR PUT/USD CALL, Notional Amount $23,000,000, Exercise Price $1.15, Expiration Date 8/17/2018	143,497
10,000,000		JPM USD PUT/CAD CALL, Notional Amount $10,000,000, Exercise Price $1.26, Expiration Date 7/26/2018	26,980
200		United States Treasury Bond Futures, Notional Amount $29,200,000, Exercise Price $141.00, Expiration Date 6/22/2018	21,875
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	PURCHASED PUT OPTIONS—continued
500	United States Treasury Note 10-Year Futures, Notional Amount $60,220,000, Exercise Price $118.00, Expiration Date 6/22/2018	$15,625
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $601,454)	326,104
	INVESTMENT COMPANIES—85.3%
	Finance—85.3%
18,781,989	Emerging Markets Core Fund	179,180,178
12,024,797	Federated Mortgage Core Portfolio	115,317,803
5,853,426	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[4]	5,854,011
44,230,875	High Yield Bond Portfolio	274,673,734
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $581,057,183)	575,025,726
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $682,616,234)[5]	675,225,567
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(1,440,499)
	TOTAL NET ASSETS—100%	$673,785,068
At May 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/15/2018	Bank of America, N.A.	10,000,000 GBP	$13,321,810	$(21,657)
Contracts Sold:
6/15/2018	Bank of America, N.A.	10,000,000 GBP	$13,267,400	$(32,753)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(54,410)
Semi-Annual Shareholder Report

At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Ultra Bond Long Futures	30	$4,785,000	September 2018	$150,008
[1]United States Treasury Note 2-Year Short Futures	10	$2,122,344	September 2018	$(6,270)
[1]United States Treasury Note 10-Year Short Futures	75	$9,032,813	September 2018	$(78,766)
[1]United States Treasury Notes 10-Year Ultra Long Futures	64	$8,214,000	September 2018	$(73,456)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,484)
At May 31, 2018, the Fund had the following open swap contract:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2018[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Capital, Inc.	CDX Index EM Series 29, Credit Default Swap	Sell	1.00%	6/20/2023	1.73%	$10,000,000	$(324,500)	$(219,973)	$(104,527)
At May 31, 2018, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[1]Bank of America Merrill Lynch USD CALL/MXN PUT (Call-Option)	10,000,000	$10,000,000	August 2018	$20.00	$(335,220)
[1]Barclays GBP CALL/USD PUT (Call-Option)	13,500,000	$13,500,000	June 2018	$1.35	$(3,902)
1CITI EUR CALL/USD PUT (Call-Option)	11,950,000	$11,950,000	June 2018	$1.20	$(13,396)
1JPM USD CALL/CAD PUT (Call-Option)	10,000,000	$10,000,000	July 2018	$1.29	$(136,720)
[1]Bank of America Merrill Lynch USD PUT/MXN CALL (Put-Option)	10,000,000	$10,000,000	August 2018	$20.00	$(233,340)
[1]Barclays GBP PUT/USD CALL (Put-Option)	13,500,000	$13,500,000	June 2018	$1.35	$(207,049)
1JPM USD PUT/JPY CALL (Put-Option)	10,000,000	$10,000,000	July 2018	$107.00	$(66,110)
[1]Morgan Stanley EUR PUT/USD CALL (Put-Option)	12,200,000	$12,200,000	July 2018	$1.22	$(476,373)
(PREMIUMS RECEIVED $1,142,618)					$(1,472,110)
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	19,312,042	683,294	(1,213,347)
Federated Bank Loan Core Fund	—	3,583,351	(3,583,351)
Federated Mortgage Core Portfolio	11,398,158	2,206,054	(1,579,415)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,118,450	111,289,871	(110,554,895)
High Yield Bond Portfolio	49,995,827	4,162,564	(9,927,516)
TOTAL OF AFFILIATED TRANSACTIONS	85,824,477	121,925,134	(126,858,524)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend/ Interest Income	Gain Distributions Received
18,781,989	$179,180,178	$(13,170,057)	$1,148,203	$5,597,329	$227,379
—	$—	$—	$(61,361)	$310,960	—
12,024,797	$115,317,803	$(1,909,113)	$(126,053)	$1,548,829	—
5,853,426	$5,854,011	$—	$(1,266)	$45,510	—
44,230,875	$274,673,734	$(24,765,583)	$15,966,066	$8,906,073	—
80,891,087	$575,025,726	$(39,844,753)	$16,925,589	$16,408,701	$227,379
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $682,706,860.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$30,353,393	$255,963	$30,609,356
Commercial Mortgage-Backed Securities	—	4,548,057	—	4,548,057
Collateralized Mortgage Obligations	—	8,637,075	—	8,637,075
U.S. Treasury	—	27,355,796	—	27,355,796
Equity Securities:
Common Stocks
Domestic	26,679,963	—	—	26,679,963
International	2,004,384	—	—	2,004,384
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	38,706	—	—	38,706
Purchased Put Options	326,104	—	—	326,104
Investment Companies[2]	5,854,011	—	—	575,025,726
TOTAL SECURITIES	$34,903,168	$70,894,321	$256,363	$675,225,567
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$—	$—	$—
Futures Contracts	150,008	—	—	150,008
Swaps Contracts	—	—	—	—
Written Options Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	—	(54,410)	—	(54,410)
Futures Contracts	(158,492)	—	—	(158,492)
Swaps Contracts	—	(324,500)	—	(324,500)
Written Options Contracts	—	(1,472,110)	—	(1,472,110)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,484)	$(1,851,020)	$—	$(1,859,504)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $569,171,715 are measured at fair value using the net asset value (NAV), per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
CAD	—Canadian Dollar
EUR	—Euro Currency
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.08	$8.86	$8.63	$9.16	$9.16	$9.47
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.36	0.36	0.35	0.39	0.41
Net realized and unrealized gain (loss)	(0.29)	0.24	0.21	(0.56)	0.00	(0.35)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.60	0.57	(0.21)	0.39	0.06
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.34)	(0.32)	(0.39)	(0.37)
Net Asset Value, End of Period	$8.78	$9.08	$8.86	$8.63	$9.16	$9.16
Total Return[2]	(1.22)%	6.85%	6.81%	(2.39)%	4.33%	0.66%
Ratios to Average Net Assets:
Net expenses	0.94%[3]	0.96%	1.26%	1.27%	1.26%	1.26%
Net investment income	4.15%[3]	3.99%	4.16%	3.91%	4.26%	4.42%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.09%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$320,618	$342,586	$392,737	$437,375	$527,657	$635,469
Portfolio turnover	26%	18%	14%	17%	22%	13%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.07	$8.85	$8.62	$9.15	$9.14	$9.46
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.29	0.30	0.28	0.32	0.34
Net realized and unrealized gain (loss)	(0.30)	0.24	0.21	(0.56)	0.01	(0.36)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.53	0.51	(0.28)	0.33	(0.02)
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.28)	(0.25)	(0.32)	(0.30)
Net Asset Value, End of Period	$8.76	$9.07	$8.85	$8.62	$9.15	$9.14
Total Return[2]	(1.71)%	6.06%	6.02%	(3.13)%	3.66%	(0.20)%
Ratios to Average Net Assets:
Net expenses	1.71%[3]	1.73%	2.01%	2.02%	2.01%	2.01%
Net investment income	3.39%[3]	3.23%	3.41%	3.16%	3.51%	3.67%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.09%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,941	$46,640	$57,432	$68,623	$88,374	$103,142
Portfolio turnover	26%	18%	14%	17%	22%	13%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.07	$8.85	$8.62	$9.15	$9.15	$9.46
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.29	0.30	0.28	0.32	0.34
Net realized and unrealized gain (loss)	(0.29)	0.24	0.21	(0.56)	0.00	(0.35)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.53	0.51	(0.28)	0.32	(0.01)
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.28)	(0.25)	(0.32)	(0.30)
Net Asset Value, End of Period	$8.77	$9.07	$8.85	$8.62	$9.15	$9.15
Total Return[2]	(1.59)%	6.04%	6.02%	(3.13)%	3.55%	(0.09)%
Ratios to Average Net Assets:
Net expenses	1.68%[3]	1.70%	2.01%	2.02%	2.01%	2.01%
Net investment income	3.41%[3]	3.25%	3.41%	3.16%	3.51%	3.67%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.09%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,343	$132,528	$155,650	$177,330	$220,448	$262,115
Portfolio turnover	26%	18%	14%	17%	22%	13%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.02	$8.81	$8.58	$9.11	$9.11	$9.42
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.36	0.36	0.35	0.39	0.41
Net realized and unrealized gain (loss)	(0.29)	0.23	0.21	(0.56)	0.00	(0.35)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.59	0.57	(0.21)	0.39	0.06
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.34)	(0.32)	(0.39)	(0.37)
Net Asset Value, End of Period	$8.72	$9.02	$8.81	$8.58	$9.11	$9.11
Total Return[2]	(1.23)%	6.79%	6.86%	(2.40)%	4.35%	0.66%
Ratios to Average Net Assets:
Net expenses	0.94%[3]	0.96%	1.26%	1.27%	1.26%	1.26%
Net investment income	4.15%[3]	3.99%	4.16%	3.91%	4.24%	4.42%
Expense waiver/reimbursement[4]	0.12%[3]	0.11%	0.09%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,396	$60,561	$69,364	$76,954	$89,393	$90,204
Portfolio turnover	26%	18%	14%	17%	22%	13%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.03	$8.81	$8.58	$9.11	$9.11	$9.43
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.38	0.38	0.37	0.41	0.43
Net realized and unrealized gain (loss)	(0.29)	0.25	0.21	(0.56)	0.00	(0.36)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.63	0.59	(0.19)	0.41	0.07
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.36)	(0.34)	(0.41)	(0.39)
Net Asset Value, End of Period	$8.73	$9.03	$8.81	$8.58	$9.11	$9.11
Total Return[2]	(1.07)%	7.23%	7.12%	(2.16)%	4.61%	0.81%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.64%	1.01%	1.02%	1.01%	1.01%
Net investment income	4.46%[3]	4.24%	4.41%	4.16%	4.51%	4.66%
Expense waiver/reimbursement[4]	0.18%[3]	0.17%	0.09%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,655	$136,141	$93,764	$120,807	$151,517	$152,799
Portfolio turnover	26%	18%	14%	17%	22%	13%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Period Ended 11/30/2017[1]
Net Asset Value, Beginning of Period	$9.09	$8.96
Income From Investment Operations:
Net investment income (loss)[2]	0.20	0.31
Net realized and unrealized gain (loss)	(0.30)	0.11
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.42
Less Distributions:
Distributions from net investment income	(0.21)	(0.29)
Net Asset Value, End of Period	$8.78	$9.09
Total Return[3]	(1.17)%	4.73%
Ratios to Average Net Assets:
Net expenses	0.61%[4]	0.61%[4]
Net investment income	4.46%[4]	4.03%[4]
Expense waiver/reimbursement[5]	0.12%[4]	0.12%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,832	$5,251
Portfolio turnover	26%	18%[6]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $575,025,726 of investment in affiliated holdings (identified cost $682,616,234)		$675,225,567
Cash		9,850
Restricted cash (Note 2)		1,134,879
Income receivable		575,978
Income receivable from affiliated holdings		2,573,123
Receivable for investments sold		7,177,948
Receivable for shares sold		746,497
Receivable for periodic payments from swap contracts		20,278
TOTAL ASSETS		687,464,120
Liabilities:
Payable for investments purchased	$10,225,366
Payable for shares redeemed	1,171,205
Written options outstanding (premium $1,142,618), at value	1,472,110
Unrealized depreciation on foreign exchange contracts	54,410
Payable for daily variation margin on futures contracts	16,357
Swaps, at value (premium received $219,973)	324,500
Payable to adviser (Note 5)	7,928
Payable for administrative fees (Note 5)	1,481
Payable for Directors'/Trustees' fees (Note 5)	165
Payable for distribution services fee (Note 5)	99,365
Payable for other service fees (Notes 2 and 5)	106,725
Accrued expenses (Note 5)	199,440
TOTAL LIABILITIES		13,679,052
Net assets for 76,926,545 shares outstanding		$673,785,068
Net Assets Consist of:
Paid-in capital		$785,385,978
Net unrealized depreciation		(7,887,580)
Accumulated net realized loss		(102,790,401)
Distributions in excess of net investment income		(922,929)
TOTAL NET ASSETS		$673,785,068
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($320,618,017 ÷ 36,532,360 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.78
Offering price per share (100/95.50 of $8.78)	$9.19
Redemption proceeds per share	$8.78
Class B Shares:
Net asset value per share ($35,941,470 ÷ 4,102,946 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.76
Offering price per share	$8.76
Redemption proceeds per share (94.50/100 of $8.76)	$8.28
Class C Shares:
Net asset value per share ($118,343,017 ÷ 13,496,495 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.77
Offering price per share	$8.77
Redemption proceeds per share (99.00/100 of $8.77)	$8.68
Class F Shares:
Net asset value per share ($55,396,473 ÷ 6,354,081 shares outstanding), $0.001 par value, shares authorized	$8.72
Offering price per share (100/99.00 of $8.72)	$8.81
Redemption proceeds per share (99.00/100 of $8.72)	$8.63
Institutional Shares:
Net asset value per share ($137,654,506 ÷ 15,776,584 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.73
Offering price per share	$8.73
Redemption proceeds per share	$8.73
Class R6 Shares:
Net asset value per share ($5,831,585 ÷ 664,079 shares outstanding), no par value, unlimited shares authorized	$8.78
Offering price per share	$8.78
Redemption proceeds per share	$8.78
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends (including $16,408,701 received from affiliated holdings, see footnotes to Portfolio of Investments, and net of foreign taxes withheld of $4,845)		$16,598,181
Interest		1,112,803
TOTAL INCOME		17,710,984
Expenses:
Investment adviser fee (Note 5)	$1,916,994
Administrative fee (Note 5)	279,306
Custodian fees	23,557
Transfer agent fee (Note 2)	385,876
Directors'/Trustees' fees (Note 5)	4,720
Auditing fees	16,360
Legal fees	4,423
Portfolio accounting fees	88,246
Distribution services fee (Note 5)	625,066
Other service fees (Notes 2 and 5)	691,065
Share registration costs	52,425
Printing and postage	32,163
Taxes	75
Miscellaneous (Note 5)	17,889
TOTAL EXPENSES	4,138,165
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(410,768)
Reimbursement of other operating expenses (Notes 2 and 5)	(74,221)
TOTAL WAIVER AND REIMBURSEMENTS		$(484,989)
Net expenses			$3,653,176
Net investment income			14,057,808
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $16,925,589 on sales of investments in affiliated holdings)			21,219,981
Net realized loss on foreign currency transactions			(1,093,290)
Net realized loss on foreign exchange contracts			(561,947)
Net realized gain on futures contracts			515,781
Net realized gain on written options			2,687,667
Net realized gain on swap contracts			580,687
Realized gain distribution from affiliated investment company shares			227,379
Net change in unrealized depreciation of investments (including change in unrealized depreciation of $(39,844,753) on investments in affiliated holdings)			(46,095,059)
Net change in unrealized appreciation of foreign exchange contracts			(124,004)
Net change in unrealized appreciation of futures contracts			(45,723)
Net change in unrealized appreciation of written options			(565,940)
Net change in unrealized appreciation of swap contracts			(104,527)
Net realized and unrealized loss on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions			(23,358,995)
Change in net assets resulting from operations			$(9,301,187)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,057,808	$28,942,424
Net realized gain	23,576,258	9,639,269
Net change in unrealized appreciation/depreciation	(46,935,253)	10,973,452
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,301,187)	49,555,145
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,044,163)	(15,359,286)
Class B Shares	(742,791)	(1,798,169)
Class C Shares	(2,232,828)	(4,983,466)
Class F Shares	(1,250,161)	(2,787,852)
Institutional Shares	(3,171,806)	(5,415,051)
Class R6 Shares	(138,973)	(131,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,580,722)	(30,475,024)
Share Transactions:
Proceeds from sale of shares	50,955,302	139,235,804
Net asset value of shares issued to shareholders in payment of distributions declared	13,722,284	28,493,763
Cost of shares redeemed	(90,715,705)	(232,051,538)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,038,119)	(64,321,971)
Change in net assets	(49,920,028)	(45,241,850)
Net Assets:
Beginning of period	723,705,096	768,946,946
End of period (including distributions in excess of net investment income of $(922,929) and $(400,015), respectively)	$673,785,068	$723,705,096
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 10.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $484,989 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$194,509	$(22,259)
Class B Shares	28,829	(3,278)
Class C Shares	65,878	(6,711)
Class F Shares	31,641	(1,237)
Institutional Shares	64,295	(40,736)
Class R6 Shares	724	—
TOTAL	$385,876	$(74,221)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated. A financial intermediary affiliated with
Semi-Annual Shareholder Report

management of Federated Investors, Inc. received $1,498 of other service fees for the six months ended May 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$410,623
Class B Shares	51,417
Class C Shares	156,938
Class F Shares	72,087
TOTAL	$691,065
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
Semi-Annual Shareholder Report

The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2018 is $10,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $8,571,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,248,609 and $26,531,691, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $85,415 and $153,571, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2018, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage currency, duration and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased call and put options held by the Fund throughout the period was $222,419 and $322,509, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $522,722 and $676,129, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts		$—	Unrealized depreciation on foreign exchange contracts	$54,410
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$8,484*
Credit contracts		$—	Swap, at value	$324,500
Equity contracts		$—	Written option contracts outstanding at value	$1,472,110
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$—		$1,859,504
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Exchange Contracts	Futures Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$—	$—	$353,197	$452,976	$653,500	$1,459,673
Foreign exchange contracts	—	(561,947)	—	(23,307)	2,466,770	1,881,516
Credit contracts	580,687	—	—	—	—	580,687
Equity contracts	—	—	162,584	(1,560,689)	(432,603)	(1,830,708)
TOTAL	$580,687	$(561,947)	$515,781	$(1,131,020)	$2,687,667	$2,091,168
1	The net realized gain (loss) on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Exchange Contracts	Futures Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$—	$—	$(45,723)	$1,906,015	$—	$1,860,292
Foreign exchange contracts	—	(124,004)	—	(448,474)	—	(572,478)
Credit contracts	(104,527)	—	—	—	—	(104,527)
Equity contracts	—	—	—	3,333,614	—	3,333,614
Written option contracts	—	—	—	—	(565,940)	(565,940)
TOTAL	$(104,527)	$(124,004)	$(45,723)	$4,791,155	$(565,940)	$3,950,961
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,331,911	$20,778,883	4,289,846	$38,792,181
Shares issued to shareholders in payment of distributions declared	725,820	6,498,447	1,578,718	14,228,232
Shares redeemed	(4,247,590)	(38,042,659)	(12,471,186)	(112,799,184)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,189,859)	$(10,765,329)	(6,602,622)	$(59,778,771)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,626	$96,084	152,746	$1,379,016
Shares issued to shareholders in payment of distributions declared	78,813	705,650	188,188	1,693,387
Shares redeemed	(1,129,343)	(10,064,962)	(1,688,273)	(15,246,984)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,039,904)	$(9,263,228)	(1,347,339)	$(12,174,581)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	537,954	$4,818,917	1,355,740	$12,257,344
Shares issued to shareholders in payment of distributions declared	237,728	2,128,168	515,893	4,644,521
Shares redeemed	(1,884,086)	(16,835,983)	(4,852,273)	(43,886,270)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,108,404)	$(9,888,898)	(2,980,640)	$(26,984,405)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	104,535	$932,790	348,027	$3,122,290
Shares issued to shareholders in payment of distributions declared	136,755	1,216,304	303,000	2,714,534
Shares redeemed	(598,608)	(5,319,924)	(1,816,292)	(16,340,292)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(357,318)	$(3,170,830)	(1,165,265)	$(10,503,468)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,587,405	$23,006,991	8,687,353	$78,200,357
Shares issued to shareholders in payment of distributions declared	341,148	3,034,744	565,951	5,081,892
Shares redeemed	(2,227,501)	(19,780,933)	(4,818,580)	(43,387,735)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	701,052	$6,260,802	4,434,724	$39,894,514

	Six Months Ended 5/31/2018		Period Ended 11/30/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	145,927	$1,321,637	606,276	$5,484,616
Shares issued to shareholders in payment of distributions declared	15,515	138,971	14,434	131,197
Shares redeemed	(75,197)	(671,244)	(42,876)	(391,073)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	86,245	$789,364	577,834	$5,224,740
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,908,188)	$(26,038,119)	(7,083,308)	$(64,321,971)
1	Reflects operation from the period from January 27, 2017 (date of initial investment) to November 30, 2017.
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $682,706,860. The net unrealized depreciation of investments for federal tax purposes was $7,978,206. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,608,200 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,586,406. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $99,657,149 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$14,410,587	$85,246,562	$99,657,149
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund's average daily net assets. Prior to December 30, 2016, the advisory agreement provided for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser voluntarily waived $408,772 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $1,996. For the six months ended May 31, 2018, the Adviser voluntarily reimbursed $74,221 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$154,251
Class C Shares	470,815
TOTAL	$625,066
For the six months ended May 31, 2018, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $177,440 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $8,826 in sales charges from the sale of Class A Shares. FSC also retained $845, $19,166, $3,508 and $5,500 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $56,826 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.70%, 1.67%, 0.93%, 0.61% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $7,113.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$123,092,320
Sales	$173,144,963
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum
Semi-Annual Shareholder Report

equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
10. SUBSEQUENT EVENTS
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$987.80	$4.66
Class B Shares	$1,000	$982.90	$8.45
Class C Shares	$1,000	$984.10	$8.31
Class F Shares	$1,000	$987.70	$4.66
Institutional Shares	$1,000	$989.30	$3.07
Class R6 Shares	$1,000	$988.30	$3.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$4.73
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.50	$8.45
Class F Shares	$1,000	$1,020.20	$4.73
Institutional Shares	$1,000	$1,021.80	$3.13
Class R6 Shares	$1,000	$1,021.90	$3.07
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.71%
Class C Shares	1.68%
Class F Shares	0.94%
Institutional Shares	0.62%
Class R6 Shares	0.61%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Strategic Income Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and five year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 30 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018